Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
Real Estate Properties and Joint Ventures
Purchases

Property Name	Transaction Date	Ownership Percentage	Sector	Location	Net Purchase Price (1)
Sole at City Center	01/15/2020	100.00%	Apartments	West Palm Beach, FL	$103.6
Park Creek Apartments	02/10/2020	100.00%	Apartments	Fort Worth, TX	41.7
Warwick Shopping Center(2)	02/19/2020	100.00%	Retail	Warwick, RI	11.1
Overlook at King of Prussia(2)	02/19/2020	100.00%	Retail	King of Prussia, PA	55.1
Shoppes at Lake Mary(2)	02/19/2020	100.00%	Retail	Lake Mary, FL	21.0
Winslow Bay Commons(2)	02/19/2020	100.00%	Retail	Mooresville, NC	50.9
Bellevue Place(2)	02/19/2020	100.00%	Retail	Nashville, TN	7.8
Eisenhower Crossing(2)	02/19/2020	100.00%	Retail	Macon, GA	10.1
Pavilion at Turkey Creek(2)	02/19/2020	100.00%	Retail	Knoxville, TN	49.9
Town and Country(2)	02/19/2020	100.00%	Retail	Knoxville, TN	30.1
Creeks at Virginia Center(2)	02/19/2020	100.00%	Retail	Glen Allen, VA	41.7
Alexander Place(2)	02/19/2020	100.00%	Retail	Raleigh, NC	39.9
Market Square(2)	02/19/2020	100.00%	Retail	Ft. Myers, FL	20.4
Cypress Trace(2)	02/19/2020	100.00%	Retail	Ft. Myers, FL	39.7
Columbiana Station(2)	02/19/2020	100.00%	Retail	Columbia, SC	43.8
Village Crossing(2)	02/19/2020	100.00%	Retail	Skokie, IL	160.7
Birkdale Village(2)	02/19/2020	100.00%	Retail	Huntersville, NC	128.9
Birkdale Village Apartments(2)	02/19/2020	100.00%	Apartments	Huntersville, NC	70.8
River Ridge(2)	02/19/2020	100.00%	Retail	Birmingham, AL	28.0
Woodstock Square(2)	02/19/2020	100.00%	Retail	Woodstock, GA	33.7
Newnan Pavilion(2)	02/19/2020	100.00%	Retail	Newnan, GA	39.7
Marketplace at Mill Creek(2)	02/19/2020	100.00%	Retail	Buford, GA	71.5
Heritage Pavilion(2)	02/19/2020	100.00%	Retail	Smyrna, GA	41.6
Fayette Pavilion(2)	02/19/2020	100.00%	Retail	Fayetteville, GA	88.4
Pacific City(3)	03/09/2020	100.00%	Retail	Huntington Beach, CA	153.9

(1)	The net purchase price represents the purchase price and closing costs.

(2)
On February 19, 2020, the Account purchased the 15% ownership interest of SITE Centers Corp in DDRTC Core Retail Fund, LLC, a joint venture between the Account and SITE Centers Corp. All properties and associated debt formerly held within DDRTC Core Retail Fund, LLC are now wholly-owned by the Account.

(3)
On March 9, 2020, the Account purchased the 30% ownership interest of DJM Capital in PC Borrower, LLC, a joint venture between the Account and DJM Capital. The retail property and associated debt formerly held within PC Borrower, LLC is now wholly-owned by the Account.

Sales

Property Name	Transaction Date	Ownership Percentage	Sector	Location	Net Sales Price (1)	Realized Gain(Loss) on Sale(2)
The Woodley	01/08/2020	100.00%	Apartments	Washington, D.C.	$176.7	$(25.2)
Beltway North Commerce Center	01/14/2020	100.00%	Industrial	Houston, TX	29.8	4.3
250 North 10th Street	01/15/2020	100.00%	Apartments	Brooklyn, NY	137.1	(37.6)
DDRTC Core Retail Fund, LLC(3)	02/19/2020	85.00%	Retail	Various, U.S.A.	932.8	(422.2)
PC Borrower, LLC(4)	03/09/2020	70.00%	Retail	Huntington Beach, CA	107.7	(31.3)

(1)	The net sales price represents the sales price, less selling expenses.

(2)	Majority of the realized gain(loss) has been previously recognized as unrealized gains(losses) in the Account's Consolidated Statements of Operations.

(3)
On February 19, 2020, the Account purchased the 15% ownership interest of SITE Centers Corp in DDRTC Core Retail Fund, LLC, a joint venture between the Account and SITE Centers Corp. All properties and associated debt formerly held within DDRTC Core Retail Fund, LLC are now wholly-owned by the Account.

(4)
On March 9, 2020, the Account purchased the 30% ownership interest of DJM Capital in PC Borrower, LLC, a joint venture between the Account and DJM Capital. The retail property and associated debt formerly held within PC Borrower, LLC is now wholly-owned by the Account.

Loans Receivable
Originations and purchases

Investment Name	Transaction Date	Interest Rate	Sector	Maturity Date	Location	Amount
Sol Y Luna	01/07/2020	6.55%	Apartments	01/06/2030	Tucson, AZ	$53.0
Payoffs and sales

Investment Name	Transaction Date	Interest Rate	Sector	Maturity Date	Location	Amount
Crest at Las Colinas Station Mezzanine	01/30/2020	5.11% + LIBOR	Apartments	05/10/2021	Irving, TX	$20.0
DJM Capital Partners Mezzanine	03/09/2020	5.00%	Retail	03/02/2020	Huntington Beach, CA	6.3
Financings
New financings and assumptions of debt

Property Name	Transaction Date	Ownership Percentage	Interest Rate	Sector	Maturity Date	Location	Amount
Overlook at King of Prussia(1)	02/19/2020	100.00%	3.82%	Retail	09/11/2027	King of Prussia, PA	$40.8
Winslow Bay Commons(1)	02/19/2020	100.00%	3.82%	Retail	09/11/2027	Mooresville, NC	25.8
Birkdale Village(1)	02/19/2020	100.00%	4.30%	Retail	04/01/2024	Huntersville, NC	78.4
Marketplace at Mill Creek(1)	02/19/2020	100.00%	3.82%	Retail	09/11/2027	Buford, GA	39.6
Pacific City(2)	03/09/2020	100.00%	2.00% + LIBOR	Retail	10/01/2023	Huntington Beach, CA	105.0

Payoffs and assignments of debt

Property Name	Transaction Date	Ownership Percentage	Interest Rate	Sector	Maturity Date	Location	Amount
DDRTC Core Retail Fund, LLC(1)	02/19/2020	85.00%	Various	Retail	Various	Various, U.S.A.	$156.8
PC Borrower, LLC(2)	03/09/2020	70.00%	2.00% + LIBOR	Retail	10/01/2023	Huntington Beach, CA	73.5

(1)
On February 19, 2020, the Account purchased the 15% ownership interest of SITE Centers Corp in DDRTC Core Retail Fund, LLC, a joint venture between the Account and SITE Centers Corp. All properties and associated debt formerly held within DDRTC Core Retail Fund, LLC are now wholly-owned by the Account.

(2)
On March 9, 2020, the Account purchased the 30% ownership interest of DJM Capital in PC Borrower, LLC, a joint venture between the Account and DJM Capital. The retail property and associated debt formerly held within PC Borrower, LLC is now wholly-owned by the Account.

Financings - Other
On January 21, 2020, the Account paid off the $250.0 million loan outstanding on the Line of Credit.
Marketable Securities
In the first two months of 2020, the Account sold approximately $304 million in real estate-related securities.